Schedule of Investments
November 30, 2020 (unaudited)
Monteagle Smart Diversification Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 98.80%

First Trust Exchange-Traded Fund IV	3,000	180,150
iShares International Select Dividend ETF	10,000	282,100
iShares MSCI Brazil ETF (2)	10,000	332,500
iShares Short Maturity Bond ETF	3,530	177,135
iShares Russel 2000 ETF	5,000	905,100
iShares Russel 2000 Value ETF	7,000	858,340
iShares US Energy ETF	20,000	391,600
iShares US Financials ETF	5,000	636,650
Invesco QQQ Trust Series 1 ETF	12,367	3,705,401
SPDR Dow Jones Industrial Average ETF Trust	3,500	1,038,170
SPDR Portfolio Emerging Markets ETF (2)	72,503	2,916,071
SPDR S&P 500 ETF Trust	9,500	3,439,570

Total Registered Investment Companies	(Cost $ 13,086,587)	14,862,787

Money Market Registered Investment Companies - 2.95%

Federated Hermes Government Obligations Fund - Institutional Class, 0.01%	443,200	443,200

Total Money Market Registered Investment Companies	(Cost $ 443,200)	443,200

Total Investments - 101.74%	(Cost $ 13,529,788)	15,305,987

Liabilities in Excess of Other Assets - (1.74%)		(262,219)

Total Net Assets - 100.00%		15,043,768

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$15,305,987	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$15,305,987	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2020.